Accounts Receivable - Accounts receivable, net of allowance for doubtful accounts (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Trade receivables [Member]	Dec. 31, 2012 Trade receivables [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Trade receivables [Member]	Dec. 31, 2011 Successor [Member] Trade receivables [Member]	Dec. 31, 2011 Successor [Member] Related Parties	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 426	$ 394	$ 406	$ 371	$ 20	$ 23	$ 394	$ 278	$ 371	$ 269	$ 7	$ 23	$ 2
Allowance for doubtful accounts	(1)	(3)					(3)	(1)
Net	$ 425	$ 391					$ 391	$ 278